Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Paid-In Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Sep. 30, 2018	$ 730	$ 31,334	$ 12,671,069	$ (15,265,968)	$ (2,562,835)
Balance, shares at Sep. 30, 2018	7,296,000	313,342,558
Shares issued for employee compensation		$ 127	223,189		223,316
Shares issued for employee compensation, shares		1,271,350
Shares issued for debt settlement		$ 1,508	198,258		199,766
Shares issued for debt settlement, shares		15,076,214
Shares issued for private placements		$ 2,096	1,216,404		1,218,500
Shares issued for private placements, shares		20,959,687
Shares issued for services		$ 784	1,345,549		1,346,333
Shares issued for services, shares		7,840,119
Settlement of derivative liability			1,004,730		1,004,730
Warrants issued with notes payable			968,264		968,264
Net loss				(8,276,393)	(8,276,393)
Balance at Sep. 30, 2019	$ 730	$ 35,849	17,627,463	(23,542,361)	(5,878,319)
Balance, shares at Sep. 30, 2019	7,296,000	358,489,928
Shares issued for employee compensation		$ 26	24,974		25,000
Shares issued for employee compensation, shares		268,158
Shares issued for debt settlement		$ 173	260,183		260,356
Shares issued for debt settlement, shares		1,733,923
Shares issued for financing		$ 156	193,177		193,333
Shares issued for financing, shares		1,563,846
Net loss				(1,746,722)	(1,746,722)
Balance at Dec. 31, 2019	$ 730	$ 36,204	18,105,797	(25,289,083)	(7,146,352)
Balance, shares at Dec. 31, 2019	7,296,000	362,050,855
Balance at Sep. 30, 2019	$ 730	$ 35,849	17,627,463	(23,542,361)	(5,878,319)
Balance, shares at Sep. 30, 2019	7,296,000	358,489,928
Shares issued for employee compensation		$ 58	58,980		59,038
Shares issued for employee compensation, shares		577,188
Shares issued for debt settlement		$ 1,373	474,245		475,618
Shares issued for debt settlement, shares		13,726,645
Shares issued for financing		$ 236	257,481		257,717
Shares issued for financing, shares		2,363,846
Shares issued for default penalty		$ 100	85,000		85,100
Shares issued for default penalty, shares		1,000,000
Shares issued for acquisition		$ 450	366,850		367,300
Shares issued for acquisition, shares		4,500,000
Shares issued for private placements		$ 967	384,033		385,000
Shares issued for private placements, shares		9,666,666
Shares issued for services		$ 1,458	1,099,982		1,101,440
Shares issued for services, shares		14,583,868
Settlement of derivative liability			656,462		656,462
Net loss				(9,163,329)	(9,163,329)
Balance at Sep. 30, 2020	$ 730	$ 40,491	21,010,497	(32,705,690)	(11,653,972)
Balance, shares at Sep. 30, 2020	7,296,000	404,908,141
Shares issued for debt settlement		$ 2,637	756,048		758,685
Shares issued for debt settlement, shares		26,371,210
Shares issued for private placements		$ 432	202,568		203,000
Shares issued for private placements, shares		4,323,695
Shares issued for services		$ 50	25,810		25,860
Shares issued for services, shares		500,000
Settlement of derivative liability			1,420,444		1,420,444
Shares issued for settlement of preferred stock	$ (547)	$ 900	(353)
Shares issued for settlement of preferred stock, shares	(5,472,000)	9,000,000
Net loss				(1,090,227)	(1,090,227)
Balance at Dec. 31, 2020	$ 183	$ 44,510	$ 23,415,014	$ (33,795,916)	$ (10,336,209)
Balance, shares at Dec. 31, 2020	1,824,000	445,103,046